Taxation - Schedule of Reconciliation of the Differences Between the Statutory Income Tax Rate (Details)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of the Differences Between the Statutory Income Tax Rate [Abstract]
Statutory income tax rate of the PRC	[1]	25.00%	25.00%
Permanent differences
Change in valuation allowance		(4.60%)	(5.00%)
Effect of preferential tax rate		(20.40%)	(20.00%)
Effective income tax rate

[1]	The Company is incorporated in the Cayman Islands, where the statutory income tax rate is 0%. However, the Group has its most significant operations and substantially all of the Group's pre-tax loss is attributable to its PRC operations . The Group has determined the PRC to be its principal tax jurisdiction and uses the PRC statutory income tax rate of 25% as the starting point in the rate reconciliation, as the Group believes this provides the most meaningful presentation of the factors affecting its consolidated effective tax rate.